Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Other Long-term Debt

Other Long-term Debt. Other Long-term debt consists entirely of the following:

	As of March 31,	As of December 31,
	2018	2017
Revolving Line of Credit	$839,566	$2,450,656
Term Loan	1,124,125	1,183,462
Working capital advance	175,000	-
Contingent Consideration Payable	654,755	654,755
Settlement Liability Payable	65,000	65,000
Capital Lease Obligations	83,046	106,651
	2,941,492	4,460,524
Less: current portion of long-term debt	(1,271,741)	(653,971)
	$1,669,751	$3,806,553

Other Long-term Debt. Other long-term debt consists entirely of the following:

	As of December 31,
	2017	2016
Revolving Line of Credit	$2,450,656	$1,352,797
Term Loan	1,183,462	-
Contingent Consideration Payable	654,755	874,468
Settlement Liability Payable	65,000	65,000
Capital Lease Obligations	106,651	202,716
	4,460,524	2,494,981
Less: current portion of long-term debt	(653,971)	(315,778)
	$3,806,553	$2,179,203

Schedule of Future Minimum Rental Payments	Future minimum rental payments on the capital leases are as follows:
2018	$95,757
2019	20,209
115,966

Less: amount representing interest	(9,315)
$106,651